Share-based compensation - Summary of Stock Option Activity and Related Information (Detail) shares in Thousands	12 Months Ended
	Oct. 31, 2021 shares $ / shares	Oct. 31, 2020 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of options, outstanding at beginning of year | shares	6,973	6,950
Number of options, granted | shares	1,251	1,089
Number of options, exercised | shares	(1,150)	(1,044)
Number of options, forfeited in the year | shares	(19)	(22)
Number of options, outstanding at end of year | shares	7,055	6,973
Number of options, exercisable at end of year | shares	3,273	3,314
Weighted average exercise price, outstanding at beginning of year | $ / shares	$ 86.02	$ 79.88
Weighted average exercise price, granted | $ / shares	106.00	103.64
Weighted average exercise price, exercised | $ / shares	65.56	65.39
Weighted average exercise price, forfeited in the year | $ / shares	93.23	50.28
Weighted average exercise price, outstanding at end of year | $ / shares	92.27	86.02
Weighted average exercise price, exercisable at end of year | $ / shares	$ 80.38	$ 71.77